INCOME TAXES (Tables)	12 Months Ended
Jan. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	January 31, 2021	January 31, 2020
Total current	$—	$—
Total deferred	—	—
	$—	$—

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The following is a reconciliation of the expected statutory federal income tax provision to the actual income tax benefit for the fiscal year ended January 31, 2021(in thousands):

January 31, 2021
Federal statutory rate	$255
Permanent timing differences	(330)
Effect of change in US Tax rates for deferral items	—
Other	—
Change in valuation allowance	75
$—

For the year ended January 31, 2021, the expected tax benefit is calculated at the 2019 statutory rate of 21%.

For the year ended January 31, 2020, the expected tax benefit, temporary timing differences and long-term timing differences are calculated at the 21% statutory rate.

F-45

Significant components of the Company’s deferred tax assets and liabilities were as follows for the fiscal year ended January 31, 2021 and 2020:

	January 31, 2021	January 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$939,000	$874,000
Total deferred tax assets	939,000	874,000

Deferred tax liabilities:
Depreciation	—	10,000
Deferred revenue	—	—
Total deferred tax liabilities	—	10,000

Net deferred tax assets:
Less valuation allowance	(939,000)	(864,000)
Net deferred tax assets (liabilities)	$—	$—

The Company has incurred losses since inception, therefore, the Company has no federal tax liability.  Additionally there are limitations imposed by certain transactions which are deemed to be ownership changes which occurred in the Company on November 29, 2018.  The net deferred tax asset generated by the loss carryforward has been fully reserved.  The cumulative net operating loss carryforward was approximately $2,375,000 at January 31, 2021,  $2,375,000 million at January 31, 2020 that is available for carryforward for federal income tax purposes and begin to expire in 2039.

Although the Company has tax loss carry-forwards, there is uncertainty as to utilization prior to their expiration.  Accordingly, the future income tax asset amounts have been fully reserved by a valuation allowance.

The Company has maintained a full valuation allowance against its deferred tax assets at January 31, 2021 and 2020. A valuation allowance is required to be recorded when it is more likely than not that some portion or all of the net deferred tax assets will not be realized. Since the Company cannot be assured of realizing the net deferred tax asset, a full valuation allowance has been provided.

The Company does not have any uncertain tax positions at January 31, 2021 and 2020 that would affect its effective tax rate. The Company does not anticipate a significant change in the amount of unrecognized tax benefits over the next twelve months. Because the Company is in a loss carryforward position, the Company is generally subject to US federal and state income tax examinations by tax authorities for all years for which a loss carryforward is available. If and when applicable, the Company will recognize interest and penalties as part of income tax expense.

During the fiscal year ended January 31, 2021 and 2020, the Company recognized no amounts related to tax interest or penalties related to uncertain tax positions. The Company is subject to taxation in the United States and various state jurisdictions. The Company currently has no years under examination by any jurisdiction.

On November 29, 2018, the Company consummated a share exchange agreement whereby there was a change of control and any net operating losses up to the date of the transaction were forfeited.

The Company’s tax returns for the years ended January 31, 2021, 2020, and 2019 are open for examination under Federal statute of limitations.

Federal Income Tax Note [Table Text Block]

January 31, 2021
Federal statutory rate	$255
Permanent timing differences	(330)
Effect of change in US Tax rates for deferral items	—
Other	—
Change in valuation allowance	75
$—

For the year ended January 31, 2021, the expected tax benefit is calculated at the 2019 statutory rate of 21%.

For the year ended January 31, 2020, the expected tax benefit, temporary timing differences and long-term timing differences are calculated at the 21% statutory rate.

F-45

Significant components of the Company’s deferred tax assets and liabilities were as follows for the fiscal year ended January 31, 2021 and 2020:

	January 31, 2021	January 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$939,000	$874,000
Total deferred tax assets	939,000	874,000

Deferred tax liabilities:
Depreciation	—	10,000
Deferred revenue	—	—
Total deferred tax liabilities	—	10,000

Net deferred tax assets:
Less valuation allowance	(939,000)	(864,000)
Net deferred tax assets (liabilities)	$—	$—

The Company has incurred losses since inception, therefore, the Company has no federal tax liability.  Additionally there are limitations imposed by certain transactions which are deemed to be ownership changes which occurred in the Company on November 29, 2018.  The net deferred tax asset generated by the loss carryforward has been fully reserved.  The cumulative net operating loss carryforward was approximately $2,375,000 at January 31, 2021,  $2,375,000 million at January 31, 2020 that is available for carryforward for federal income tax purposes and begin to expire in 2039.

Although the Company has tax loss carry-forwards, there is uncertainty as to utilization prior to their expiration.  Accordingly, the future income tax asset amounts have been fully reserved by a valuation allowance.

The Company has maintained a full valuation allowance against its deferred tax assets at January 31, 2021 and 2020. A valuation allowance is required to be recorded when it is more likely than not that some portion or all of the net deferred tax assets will not be realized. Since the Company cannot be assured of realizing the net deferred tax asset, a full valuation allowance has been provided.

The Company does not have any uncertain tax positions at January 31, 2021 and 2020 that would affect its effective tax rate. The Company does not anticipate a significant change in the amount of unrecognized tax benefits over the next twelve months. Because the Company is in a loss carryforward position, the Company is generally subject to US federal and state income tax examinations by tax authorities for all years for which a loss carryforward is available. If and when applicable, the Company will recognize interest and penalties as part of income tax expense.

During the fiscal year ended January 31, 2021 and 2020, the Company recognized no amounts related to tax interest or penalties related to uncertain tax positions. The Company is subject to taxation in the United States and various state jurisdictions. The Company currently has no years under examination by any jurisdiction.

On November 29, 2018, the Company consummated a share exchange agreement whereby there was a change of control and any net operating losses up to the date of the transaction were forfeited.

The Company’s tax returns for the years ended January 31, 2021, 2020, and 2019 are open for examination under Federal statute of limitations.

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	January 31, 2021	January 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$939,000	$874,000
Total deferred tax assets	939,000	874,000

Deferred tax liabilities:
Depreciation	—	10,000
Deferred revenue	—	—
Total deferred tax liabilities	—	10,000

Net deferred tax assets:
Less valuation allowance	(939,000)	(864,000)
Net deferred tax assets (liabilities)	$—	$—

The Company has incurred losses since inception, therefore, the Company has no federal tax liability.  Additionally there are limitations imposed by certain transactions which are deemed to be ownership changes which occurred in the Company on November 29, 2018.  The net deferred tax asset generated by the loss carryforward has been fully reserved.  The cumulative net operating loss carryforward was approximately $2,375,000 at January 31, 2021,  $2,375,000 million at January 31, 2020 that is available for carryforward for federal income tax purposes and begin to expire in 2039.

Although the Company has tax loss carry-forwards, there is uncertainty as to utilization prior to their expiration.  Accordingly, the future income tax asset amounts have been fully reserved by a valuation allowance.

The Company has maintained a full valuation allowance against its deferred tax assets at January 31, 2021 and 2020. A valuation allowance is required to be recorded when it is more likely than not that some portion or all of the net deferred tax assets will not be realized. Since the Company cannot be assured of realizing the net deferred tax asset, a full valuation allowance has been provided.

The Company does not have any uncertain tax positions at January 31, 2021 and 2020 that would affect its effective tax rate. The Company does not anticipate a significant change in the amount of unrecognized tax benefits over the next twelve months. Because the Company is in a loss carryforward position, the Company is generally subject to US federal and state income tax examinations by tax authorities for all years for which a loss carryforward is available. If and when applicable, the Company will recognize interest and penalties as part of income tax expense.

During the fiscal year ended January 31, 2021 and 2020, the Company recognized no amounts related to tax interest or penalties related to uncertain tax positions. The Company is subject to taxation in the United States and various state jurisdictions. The Company currently has no years under examination by any jurisdiction.

On November 29, 2018, the Company consummated a share exchange agreement whereby there was a change of control and any net operating losses up to the date of the transaction were forfeited.

The Company’s tax returns for the years ended January 31, 2021, 2020, and 2019 are open for examination under Federal statute of limitations.